Construction Backlog (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Construction Backlog [Textual]
Balance - January 1	$ 105,851	$ 6,200
Balance - December 31	541,291	105,851
Successor [Member]
Construction Backlog [Textual]
Balance - January 1	105,851
New contracts and change orders during the period	807,786
New contracts and change orders during period, gross	913,637
Less: contract revenue earned during the period	(372,346)
New contracts and change orders during period net	541,291
Contracts signed but not started
Balance - December 31	541,291	105,851
Predecessor [Member]
Construction Backlog [Textual]
Balance - January 1	$ 105,851	6,200
New contracts and change orders during the period		172,805
New contracts and change orders during period, gross		179,005
Less: contract revenue earned during the period		(73,154)
New contracts and change orders during period net		105,851
Contracts signed but not started
Balance - December 31		$ 105,851